CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2023
CONVERTIBLE NOTES
CONVERTIBLE NOTES

15. CONVERTIBLE NOTES

On February 2, 2021 (the “Original Issue Date”), the Group entered into a Securities Purchase Agreement (“Purchase Agreement”) and a 6% Convertible Debenture Agreement (the “Note Agreement”) with an accredited private investor (the “Investor” or “Holder”) pursuant to which the Group agreed to issue and sell in a private placement to the Investor an aggregate principal amount of $5,000,000 of convertible notes due February 2, 2022 (the “February Note”) and sold 50,000 American Depositary Shares (“ADSs”) at $18.5 per share, having a fair value of $0.9 million. The Group also issued as collateral 10 million ordinary common shares (each ADSs share is worth 30 Class A ordinary shares). The collateral Class A ordinary shares subject to redemption at $0.0001 per share if not utilized to settle the outstanding convertible debenture.

The Group issued a convertible promissory note on February 2, 2021 at $5 million that mature on February 2, 2022 and accrued interest at 6.00% per annum. In connection with the promissory note, the Group issued 50,000 ADSs. The note is convertible into ADSs at a conversion price of $14 per share. The Group evaluated the potential embedded derivative resulting from the conversion feature within the Indenture for bifurcation from the February Note. The conversion feature of the February Note was deemed clearly and closely related to the February Note and accordingly was not bifurcated as a standalone derivative. Upon issuance of the February Note, the Group allocated the proceeds received to the February Note and ADSs on a relative fair value basis. As a result of such allocation, the Group determined the initial carrying value of the February Note to be $1.7 million. The Group recorded the relative fair value of the ADSs as a debt discount of $0.6 million and amortized the discount over the life of the note (12 months). The February Note had anti - dilution protection in the event of certain stock splits. The $5,000,000 convertible note was repaid in full in 2021.

On March 17, 2021 (the “Original Issue Date”), the Group entered into a Securities Purchase Agreement (“Purchase Agreement”) and a 6% Convertible Debenture Agreement (the “Note Agreement”) with an accredited private investor (the “Investor” or “Holder”) pursuant to which the Group agreed to issue and sell in a private placement to the Investor an aggregate principal amount of $20,000,000 of convertible note due March 17, 2022 (the “March Note”) and was required to issue ADSs, having a fair value of $2,444,444 as commitment shares value.

The Group issued a convertible promissory note accrued interest at 6.00% per annum on March 17, 2021 at $20 million that matured on March 17, 2022 and has been postponed until March 17, 2024. Until March 17,2024, this convertible note is still outstanding, based on the old amendment contract ,the Group obtained the new matured date to March 17, 2025 and treated the amendment as effective 12/31/2023. The Group also was required to issue ADSs having a fair value of $2,444,444 as commitment shares value, subsequent to the Group having an effective registration statement for the underlying shares or on September 17, 2021. The Group issued 3,277,050 shares on May 6, 2021 having a fair value of $2,444,444. The March Note is convertible into shares of ADSs at the lower of the conversion price of 90% of the average 5 day trading price preceding the redemption notice or 90% of the closing price on the day before the redemption notice. The March Note has anti-dilution protection in the event of certain stock splits.

On August 4, 2022 (the “Original Issue Date”), the Group entered into a Securities Purchase Agreement (“Purchase Agreement”) and a 6% Convertible Debenture Agreement (the “Note Agreement”) with an accredited private investor (the “Investor” or “Holder”) pursuant to which the Group agreed to issue and sell in a private placement to the Investor an aggregate principal amount of $5,500,000 of convertible note due August 3, 2023. The Note carried an original issue discount of $500,000 (the “OID”). In addition, Company agreed to pay $15,000 to Investor to cover Investor’s legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred in connection with the purchase and sale of the Securities (the “Transaction Expense Amount”), which amount will be reduced from the amount funded hereunder. The “Purchase Price”, therefore, shall be $4,985,000. The $5,500,000 convertible note was repaid in full in 2023.

The Note is convertible into shares of ADSs at the lower of the conversion price of 90% of the average 5 day trading price preceding the redemption notice or 90% of the closing price on the day before the redemption notice. All the Note have anti-dilution protection in the event of certain stock splits.

Interest on the Notes is payable by shares. Under certain circumstances, interest on the Notes will be payable in cash at the election of the holder if such payments are permitted under the Notes Agreement. The indenture governing the February and March Notes contains customary events of default. No event of default existed as the date of this annual report.

On November 13, 2023, the Company sold and issued two-year 3% per annum convertible promissory note to Bripheno PTE. LTD., which is a third party, at the purchase price of US$6 million with the conversion price of USD15 per ADS. and warrants to purchase an aggregate of 120,000,000 Class A ordinary shares (equivalent to 400,000 ADSs) at an exercise price of US$60 per ADS. The warrants will expire two years from the date of issuance. The price at which Lender has the right to convert all or any portion of the Outstanding Balance into ADSs is $15 per ADS or US$ 0.05 per Class A ordinary share.

The Group evaluated the embedded derivative resulting from the conversion feature within the Indenture for bifurcation from the March Note. The conversion feature of the March Note was not deemed clearly and closely related to the March Note and was bifurcated as a standalone derivative. The Group recorded this embedded derivative liability as a current liability on its consolidated balance sheets with a corresponding debt discount, which is netted against the principal amount of the 6.0% Notes. The Group is accreting the debt discount associated with the March Note and ADSs to interest expense over the term of the agreement using the effective interest rate method. The fair value of the conversion option related to the March 2021 Note was calculated using the Black-Scholes option pricing model, using the following assumptions at issuance: (1) dividend yield of 0%; (2) expected volatility of 205.94%, (3) weighted average risk-free interest rate of 0.07%, (4) expected life of 1 year, and (5) estimated fair value of the Group’s ADSs of $42.39 per share. The following assumptions used at December 31, 2022: (1) dividend yield of 0%; (2) expected volatility of 107.09%, (3) weighted average risk-free interest rate of 4.73%, (4) expected life of 1.21 year, and (5) estimated fair value of the Group’s ADSs of $0.44 per share. The following assumptions used at December 31, 2023: (1) dividend yield of 0%; (2) expected volatility of 120.48%, (3) weighted average risk-free interest rate of 4.79%, (4) expected life of 1.21 year, and (5) estimated fair value of the Group’s ADSs of $0.67 per share.

The fair value of the conversion option related to the November 2023 Note was calculated using the Black-Scholes option pricing model, using the following assumptions at issuance: (1) dividend yield of 0%; (2) expected volatility of 110.09%, (3) weighted average risk-free interest rate of 5.02%, (4) expected life of 2 years.

The following table provides a summary of the changes in convertible notes, net of unamortized discount, during 2023:

	2023
Balance at January 1,	RMB	60,984,058
Issuance of convertible debt, face value		43,061,400
Debt discount from extension fee		(2,251,078)
Modified the CB principal		2,988,816
Repayment of convertible debt		(42,903,059)
Conversion of convertible debt into ordinary shares		(21,084,738)
Amortization of debt discount		25,392,044
Exchange rate change on convertible notes face value		491,308
Convertible debt-current, at December 31		49,932,651
Convertible debt-non current		16,746,100
Convertible notes, net at December 31,	RMB	66,678,751

As of December 31, 2023 and December 31, 2022, the Group had the following convertible notes outstanding:

	December 31, 2023				December 31, 2022
			Accrued				Accrued
	Principal		Interest		Principal		Interest
August 2022 $5,500,000 Notes convertible into ADS common stock, 6% interest, due August 2023	RMB	37,199,800	RMB	3,103,726	RMB	37,199,800	RMB	911,140
March 2021 $20,000,000 Notes convertible into ADS common stock, 6% interest, due March 2024	RMB	129,956,000	RMB	16,382,549	RMB	129,956,000	RMB	12,013,055
November 2023 $6,000,000 Notes convertible into ADS common stock, 3% interest, due November 2025	RMB	43,061,400	RMB	169,985		—		—
modified the CB principal	RMB	2,988,816		—		—		—
Conversion of convertible debt into ordinary shares	RMB	(78,998,945)	RMB	(14,169,257)	RMB	(57,914,207)	RMB	(11,853,771)
Repayment of convertible debt	RMB	(42,903,059)	RMB	(5,219,434)		—		—
Exchange rate change on convertible notes face value	RMB	6,329,690	RMB	—	RMB	5,838,382	RMB	—
Total Convertible Notes Payable, Net	RMB	97,633,702	RMB	267,569	RMB	115,079,975	RMB	1,070,424
Less: Debt Discount		(30,954,951)		—		(54,095,917)		—
	RMB	66,678,751	RMB	267,569	RMB	60,984,058	RMB	1,070,424

Amortization of debt discount and interest expense for the ended December 31, 2023, 2022 and 2021 on the convertible notes payable amounted to RMB 31.2 million (US$4.4 million), RMB 23.2 million and RMB 120.6 million, respectively.